Equity - Other comprehensive loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other comprehensive loss
At January 1,	€ (11,474)	€ (9,682)
Exchange differences on translation of foreign operations	1,002	(1,795)	€ 1,255
Exchange differences resulting from net investment in foreign operations	(2,252)
At December 31,	(12,473)	(11,474)	(9,682)
Currency Translation Differences & Other
Other comprehensive loss
At January 1,	(8,100)	(6,305)	(7,560)
Exchange differences on translation of foreign operations	1,002	(1,795)	1,255
Exchange differences resulting from net investment in foreign operations	(2,252)
At December 31,	(9,350)	(8,100)	(6,305)
Fair value adjustment
Other comprehensive loss
At January 1,	(3,374)	(3,377)	(3,046)
Fair value adjustment	258	3	(331)
At December 31,	(3,116)	(3,374)	(3,377)
Total OCI attributable to the shareholder
Other comprehensive loss
At January 1,	(11,474)	(9,682)	(10,606)
Exchange differences on translation of foreign operations	1,002	(1,795)	1,255
Exchange differences resulting from net investment in foreign operations	(2,252)
Fair value adjustment	258	3	(331)
At December 31,	€ (12,466)	€ (11,474)	€ (9,682)